Restructuring (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-cash items	$ (502)
Restructuring costs settled by share issuance (note 16)	342
Reversal of compensation costs, unvested options	276
Severance cost	10,040	0	0
Restructuring Reserve	567	0
Restructuring expense recognized	717	0	0
Deferred Leasehold Inducement [Member]
Non-cash items	426
Employee Termination Benefits [Member]
Reversal of compensation costs, unvested options	276
Severance cost	5,553
Restructuring Reserve	320
Asset Impairments [Member]
Non-cash items	(717)
Restructuring Reserve	0
Restructuring expense recognized	717
Idle Use Expense and Other Charges [Member]
Non-cash items	(61)
Restructuring costs settled by share issuance (note 16)	342
Severance cost	3,770
Restructuring Reserve	$ 247